INVENTORIES (Details) - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Shanghai Muliang Industrial Corp. [Member]
Raw materials		$ 271,384		$ 191,210	$ 213,226
Finished goods		365,784		364,970	1,132,096
Inventory, Gross		637,168		556,180	1,345,322
Less: reserve for obsolete inventory		(91,975)		(95,201)	(485,715)
Inventory, Net		545,193		460,979	859,607
Loss (gain) on physical inventory		$ 10,262	$ (75,411)	135,797	$ 66,735
Permanent loss from inventory valuation				$ 18,090
Pro Forma Adjustments [Member]
Inventory, Net
Shanghai Mufeng Investment Consulting Corp. and Muliang Agriculture Ltd.[Member]
Inventory, Net	[1]
M & A Holding Corp. [Member]
Inventory, Net
Pro Forma Combined [Member]
Inventory, Net		$ 545,193

[1]	The balance sheets of Shanghai Mufeng Investment Consulting Corp. and Muliang Agriculture Ltd. are presented as one combined entity for pro forma purposes as these are essentially non-operating holding companies with minimal assets, liabilities and equity.